As filed with the Securities and Exchange Commission on July 13, 2011
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	157	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	111	[ X ]

(Check appropriate box or boxes)

_________________

Neuberger Berman Equity Funds

(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
on pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(3)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 156 to the Registrant’s registration statement on June 29, 2011:

Class A, Class C and Institutional Class shares of Neuberger Berman Global Equity Fund and Neuberger Berman Global Thematic Opportunities Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 5th day of July, 2011.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 157 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	July 5, 2011
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	July 5, 2011
John M. McGovern
/s/ Joseph V. Amato	Trustee	July 13, 2011
Joseph V. Amato*
/s/ John Cannon	Trustee	July 13, 2011
John Cannon*
/s/ Faith Colish	Trustee	July 13, 2011
Faith Colish*
/s/ Martha C. Goss	Trustee	July 13, 2011
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	July 13, 2011
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	July 13, 2011
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	July 13, 2011
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	July 13, 2011
Howard A. Mileaf*

Signature	Title	Date
/s/ George W. Morriss	Trustee	July 13, 2011
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	July 13, 2011
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	July 13, 2011
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	July 13, 2011
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	July 13, 2011
Tom D. Seip*
/s/ Candace L. Straight	Trustee	July 13, 2011
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	July 13, 2011
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on July 13, 2011 pursuant to a power of attorney filed with Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on April 13, 2009.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase